Short term investments (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule of short term investments

	Carrying Value at June 30, 2023	Fair Value Measurement at June 30, 2023
		Level 1	Level 2	Level 3
Short term investments-continuing operations	$—	$—	$—	$—

	Carrying Value at December 31, 2022	Fair Value Measurement at December 31, 2022
		Level 1	Level 2	Level 3
Short term investments-continuing operations	$6,704,029	$—	$—	$6,704,029